Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Central Index Key	0001734768
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Annual information form	true
Audited annual financial statements	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-38480
Entity Registrant Name	IMV Inc.
Entity Incorporation, State or Country Code	A5
Entity Address, Address Line One	130 Eileen Stubbs Avenue
Entity Address, Address Line Two	Suite 19 Dartmouth
Entity Address, State or Province	NS
Entity Address, City or Town	Nova Scotia
Entity Address, Postal Zip Code	B3B 2C4
Entity Address Country	CA
City Area Code	902
Local Phone Number	492-1819
Title of 12(b) Security	Common Shares
Trading Symbol	IMV
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	82,165,329
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Québec, Canada
Auditor Firm Id	271
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940